Ordinary shares (Details) (USD $)	0 Months Ended		12 Months Ended		0 Months Ended
	Nov. 05, 2013	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Apr. 02, 2014	Dec. 31, 2011	May 31, 2011
Class of Share [Line Items]
Ordinary share, shares authorized			5,000,000,000	5,000,000,000		4,912,433,396
Ordinary share, par value per share			0.00001	0.00001
Ordinary share, shares issued			176,375,211	158,876,693
Ordinary share, shares outstanding			176,375,211	158,876,693
Preference share, shares authorized							87,566,604
Common Class A [Member]
Class of Share [Line Items]
Ordinary share, shares authorized			4,800,000,000	4,800,000,000
Ordinary share, par value per share			0.00001
Ordinary share, shares issued			101,574,732	27,064,706
Ordinary share, shares outstanding			101,574,732	27,064,706
Issuance of shares	27,064,706
Common Class A [Member] | Tencent [Member]
Class of Share [Line Items]
Issuance of shares		36,805,000
Common Class A [Member] | Follow-on offering [Member]
Class of Share [Line Items]
Issuance of shares			4,000,000
Common Class B [Member]
Class of Share [Line Items]
Ordinary share, shares authorized			200,000,000	200,000,000
Ordinary share, par value per share			0.00001
Ordinary share, shares issued			74,800,479	131,811,987
Ordinary share, shares outstanding			74,800,479	131,811,987
ADS [Member]
Class of Share [Line Items]
Issuance of shares	12,650,000
Shares issued by the selling shareholders					4,900,000
Issue price per share					$ 38.00
Share repurchase price per share		40.00
ADS [Member] | Tencent [Member]
Class of Share [Line Items]
Issue price per share		40.00
ADS [Member] | Follow-on offering [Member]
Class of Share [Line Items]
Issuance of shares					2,000,000
ADS [Member] | Follow On Offering Transaction One [Member]
Class of Share [Line Items]
Shares issued by the selling shareholders					4,000,000
ADS [Member] | Follow On Offering Transaction Two - Over Allotment [Member]
Class of Share [Line Items]
Shares issued by the selling shareholders					900,000
Common Stock [Member]
Class of Share [Line Items]
Repurchase of ordinary shares from pre-IPO shareholders, shares		27,603,750